INTEREST BEARING LOANS AND BORROWINGS - Short-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term loans and borrowings
Short-term bonds, unsecured		¥ 3,601,573	¥ 8,020,015
Gold leasing arrangements		6,818,393	2,990,614
Current portion of finance lease payables		2,115,644	2,008,716
Current portion of medium-term notes		12,492,378	8,393,073
Current portion of long-term bank and other loans		6,890,140	4,725,151
Short-term borrowings and current portion of long-term loans and borrowings	$ 9,644,893	62,752,570	58,459,394
Bank and other loans
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		30,834,442	32,321,825
Secured
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		1,292,000	1,846,500
Guaranteed
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		150,000	305,000
Unsecured
Short-term loans and borrowings
Short-term borrowings and current portion of long-term loans and borrowings		¥ 29,392,442	¥ 30,170,325